Schedule of Investments
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.93%
Belgium–2.00%
Anheuser-Busch InBev S.A./N.V., ADR(a)	266,304	$15,014,220
Canada–1.31%
Constellation Software, Inc.	6,013	9,850,857
China–5.28%
Alibaba Group Holding Ltd., ADR(b)	143,194	21,199,872
Kweichow Moutai Co. Ltd., A Shares	65,006	18,417,335
		39,617,207
Germany–9.01%
KION Group AG	329,327	30,817,269
SAP SE	271,176	36,737,199
		67,554,468
Hong Kong–2.78%
AIA Group Ltd.	1,814,200	20,888,954
Netherlands–3.02%
Topicus.com, Inc.(b)	215,402	22,616,700
Switzerland–8.22%
Cie Financiere Richemont S.A.	180,425	18,604,238
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	432,956	204,411
Roche Holding AG	51,308	18,722,479
Temenos AG	177,630	24,123,559
		61,654,687
United Kingdom–9.42%
British American Tobacco PLC	709,512	24,754,445
Dechra Pharmaceuticals PLC	158,513	10,325,649
Imperial Brands PLC	376,853	7,864,677
London Stock Exchange Group PLC	114,575	11,446,904
Unilever PLC	301,248	16,248,544
		70,640,219
United States–56.89%
Accenture PLC, Class A	82,673	26,448,746
Alphabet, Inc., Class A(b)	15,362	41,070,614
Alphabet, Inc., Class C(b)	1,366	3,640,814
Analog Devices, Inc.	167,067	27,980,381
Shares		Value
United States–(continued)
Aon PLC, Class A	67,892	$19,401,497
Aptiv PLC(b)	153,133	22,812,223
AutoZone, Inc.(b)	13,193	22,401,582
Becton, Dickinson and Co.	82,669	20,321,694
BorgWarner, Inc.	184,854	7,987,541
Charter Communications, Inc., Class A(b)	36,332	26,433,710
Equinix, Inc.	33,532	26,494,639
Flowserve Corp.	406,304	14,086,560
Honeywell International, Inc.	106,431	22,593,173
Microsoft Corp.	171,174	48,257,374
Sabre Corp.(a)(b)	1,999,799	23,677,620
Visa, Inc., Class A	164,299	36,597,602
Walt Disney Co. (The)(b)	103,767	17,554,263
Zoetis, Inc.	97,678	18,963,207
		426,723,240
Total Common Stocks & Other Equity Interests (Cost $609,054,524)		734,560,552
Money Market Funds–1.96%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	8,820,095	8,820,095
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	5,880,063	5,880,063
Total Money Market Funds (Cost $14,700,158)		14,700,158
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.89% (Cost $623,754,682)		749,260,710
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.62%
Invesco Private Government Fund, 0.02%(c)(d)(e)	8,151,161	8,151,161
Invesco Private Prime Fund, 0.11%(c)(d)(e)	19,011,770	19,019,375
Total Investments Purchased with Cash Collateral from Securities On Loan (Cost $27,170,536)		27,170,536
TOTAL INVESTMENTS IN SECURITIES—103.51% (Cost $650,925,218)		776,431,246
OTHER ASSETS LESS LIABILITIES–(3.51)%		(26,358,299)
NET ASSETS–100.00%		$750,072,947

Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,831,531	$44,609,349	$(47,620,785)	$-	$-	$8,820,095	$1,447
Invesco Treasury Portfolio, Institutional Class	7,887,687	29,739,566	(31,747,190)	-	-	5,880,063	338
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,062,118	89,944,922	(84,855,879)	-	-	8,151,161	806*
Invesco Private Prime Fund	4,593,178	166,121,479	(151,695,750)	-	468	19,019,375	11,967*
Total	$27,374,514	$330,415,316	$(315,919,604)	$-	$468	$41,870,694	$14,558

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$15,014,220	$—	$—	$15,014,220
Canada	9,850,857	—	—	9,850,857
China	21,199,872	18,417,335	—	39,617,207
Germany	—	67,554,468	—	67,554,468
Hong Kong	—	20,888,954	—	20,888,954
Netherlands	22,616,700	—	—	22,616,700
Switzerland	204,411	61,450,276	—	61,654,687
United Kingdom	—	70,640,219	—	70,640,219
United States	426,723,240	—	—	426,723,240
Money Market Funds	14,700,158	27,170,536	—	41,870,694
Total Investments	$510,309,458	$266,121,788	$—	$776,431,246
Invesco Global Core Equity Fund